Condensed Parent Company Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Parent Company Financial Information [Abstract]
Treasury Stock, Shares, Acquired	75,000	5,000	0